Long-term Debt - Summary of Carrying Value of Long-term Debt (Parenthetical) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 10,000
Maturity date	April 23, 2024
First Term Loan | Fixed Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	10.00%
First Term Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	15.05%
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount	$ 29,123
Maturity date	April 23, 2024
Second Term Loan | Fixed Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	10.00%
Second Term Loan | Effective Interest Rate
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate	10.47%